Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Financial Information Concerning Reportable Segments
Summarized financial information concerning our reportable segments for fiscal 2015, 2014 and 2013 is shown in the following table:

	Services Revenue	Operating Income (Loss)	Depreciation and Amortization	Capital Expenditures	Total Assets
2015
South	$488.7	$66.9	$73.2	$52.1	$1,152.4
East	366.3	25.0	74.0	46.4	791.0
Midwest	541.5	61.1	103.8	76.2	1,447.3
Corporate	(0.1)	(57.9)	8.1	5.0	31.6
	$1,396.4	$95.1	$259.1	$179.7	$3,422.3
2014
South	$493.7	$72.2	$70.3	$52.3	$1,188.9
East	364.3	8.7	85.1	63.7	810.7
Midwest	545.2	51.2	108.1	73.1	1,437.3
Corporate	(0.2)	(62.7)	7.9	7.3	52.6
	$1,403.0	$69.4	$271.4	$196.4	$3,489.5
2013
South	$475.4	$66.4	$79.0	$63.2	$1,216.0
East	331.1	7.7	78.7	29.2	802.8
Midwest	512.6	39.6	112.6	53.8	1,460.6
Corporate	—	(91.6)	8.6	11.9	74.8
	$1,319.1	$22.1	$278.9	$158.1	$3,554.2